Restructuring and related expenses (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Contract settlements | Maximum
Liabilities associated with reorganization.
Total expected costs		$ 200
Contract settlements | Minimum
Liabilities associated with reorganization.
Total expected costs		150
OS Program
Liabilities associated with reorganization.
Liability at beginning of period		123	$ 99	$ 65	$ 0
Expenses			136	112	65
Cash payments		(68)	(106)	(45)
Changes in estimates			(10)	(30)
Exchange rate differences		(6)	4	(3)
Liability at end of period	$ 65	53	123	99	65
Term of program (in years)	2 years
Costs incurred in		4	149	89
Cumulative costs incurred			303
OS Program | Total cost of sales
Liabilities associated with reorganization.
Costs incurred in			38	8
OS Program | Selling, general and administrative expenses
Liabilities associated with reorganization.
Costs incurred in			37	46
OS Program | Non-order related research and development expenses
Liabilities associated with reorganization.
Costs incurred in			4	1
OS Program | Other income (expense), net.
Liabilities associated with reorganization.
Costs incurred in			70	34
OS Program | Employee severance costs
Liabilities associated with reorganization.
Liability at beginning of period		121	99	65	0
Expenses			119	111	65
Cash payments		(65)	(91)	(44)
Changes in estimates			(10)	(30)
Exchange rate differences		(6)	4	(3)
Liability at end of period	$ 65	52	121	99	$ 65
Costs incurred in		2	109	81
Cumulative costs incurred			255
OS Program | Estimated contract settlement, loss order and other costs
Liabilities associated with reorganization.
Liability at beginning of period		2	0
Expenses			17	1
Cash payments		(3)	(15)	(1)
Exchange rate differences			0
Liability at end of period		1	2	0
Costs incurred in		2	17	1
Cumulative costs incurred			18
OS Program | Inventory and long-lived asset impairments
Liabilities associated with reorganization.
Costs incurred in			23	7
Cumulative costs incurred			30
OS Program | Electrification
Liabilities associated with reorganization.
Costs incurred in			35	18
Cumulative costs incurred			85
OS Program | Process Automation
Liabilities associated with reorganization.
Costs incurred in			37	3
Cumulative costs incurred			61
OS Program | Motion
Liabilities associated with reorganization.
Costs incurred in			18	6
Cumulative costs incurred			25
OS Program | Robotics & Discrete Automation
Liabilities associated with reorganization.
Costs incurred in			10	8
Cumulative costs incurred			18
OS Program | Corporate and Other
Liabilities associated with reorganization.
Costs incurred in			49	54
Cumulative costs incurred			114
Other restructuring-related activities
Liabilities associated with reorganization.
Liability at beginning of period		233
Liability at end of period		212	233
Costs incurred in		156	194	114
Other restructuring-related activities | Total cost of sales
Liabilities associated with reorganization.
Costs incurred in		71	95	46
Other restructuring-related activities | Selling, general and administrative expenses
Liabilities associated with reorganization.
Costs incurred in		21	50	4
Other restructuring-related activities | Non-order related research and development expenses
Liabilities associated with reorganization.
Costs incurred in		2	10	0
Other restructuring-related activities | Other income (expense), net.
Liabilities associated with reorganization.
Costs incurred in		62	39	64
Other restructuring-related activities | Employee severance costs
Liabilities associated with reorganization.
Costs incurred in		101	164	55
Other restructuring-related activities | Estimated contract settlement, loss order and other costs
Liabilities associated with reorganization.
Costs incurred in		31	18	37
Other restructuring-related activities | Inventory and long-lived asset impairments
Liabilities associated with reorganization.
Costs incurred in		$ 24	$ 12	$ 22